Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Financial assets
FVTPL (Note 1)	$ 15,407.5		$ 14,342.1
FVTOCI (Note 2)	205,938.1		167,150.8
Hedging financial assets	11.0	$ 0.3	0.0
Amortized cost (Note 3)	2,721,319.3		1,842,412.6
Financial assets	2,942,675.9		2,023,905.5
Financial liabilities
FVTPL (Note 4)	466.5	14.2	121.4
Hedging financial liabilities	0.0	$ 0.0	27,334.2
Amortized cost (Note 5)	1,963,297.3		1,741,356.6
Financial liabilities	$ 1,963,763.8		$ 1,768,812.2